19. Short-term borrowings and long-term borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of short-term borrowings and long-term borrowings
	December 31, 2018	December 31, 2017
Short-term bank borrowings	$146	$5,312
Other short-term borrowings	2,841	–
Current portion of long-term borrowings	179	166
Total short-term borrowings and current portion of long-term borrowings	3,166	5,478

Long term bank borrowings	6,017	6,733
Other long-term borrowings	836	877
Total long-term borrowings	6,853	7,610
Less: current portion of long-term borrowings	(179)	(165)
Total long-term borrowings, excluding current portion	6,674	7,445
Total borrowings	$9,840	$12,923

Schedule of maturities of the long-term borrowings	As of December 31, 2018, the maturities of the long-term borrowings are as follows:
USD
2019	$179
2020	208
2021	229
2022	256
2023	1,115
Thereafter	4,866
$6,853